UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Invesco Small Cap Value Fund (Institutional and Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

  Summary of Investments by Sector as of June 30, 2015

Sector	Percentage of Fund Investments
Financial	35.30%
Consumer, Non-cyclical	18.27
Communications	10.07
Consumer, Cyclical	8.83
Industrial	7.77
Utilities	4.16
Technology	3.76
Energy	3.56
Basic Materials	1.79
Short Term Investments	6.49
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

  Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$1,006.10	$1.81*

Hypothetical (5% return before expenses)	$1,000.00	$1,003.16	$5.21*

Initial Class
Actual	$1,000.00	$1,009.60	$6.93**

Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.96**

*Expenses are equal to the Fund’s annualized expense ratio of 1.05% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015.

**Expenses are equal to the Fund’s annualized expense ratio of 1.40% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

COMMON STOCK
Basic Materials — 1.86%
26,100	Century Aluminum Co (a)	$272,223
63,100	Gold Resource Corp	174,156
34,800	Mercer International Inc (a)	476,064
28,000	Stillwater Mining Co (a)	324,520

		1,246,963

Communications — 10.49%
33,900	1-800-Flowers.com Inc Class A (a)	354,594
19,300	Comtech Telecommunications Corp	560,665
23,000	Demand Media Inc (a)(b)	146,280
60,800	DHI Group Inc (a)	540,512
120,200	EarthLink Holdings Corp	900,298
3,800	ePlus Inc (a)	291,270
32,500	General Cable Corp	641,225
6,700	General Communication Inc Class A (a)	113,967
27,300	Harmonic Inc (a)	186,459
8,400	IDT Corp Class B	151,872
38,800	Inteliquent Inc	713,920
4,200	InterDigital Inc	238,938
20,700	NeuStar Inc Class A (a)(b)	604,647
7,400	PC-Tel Inc	53,132
73,400	Polycom Inc (a)	839,696
17,400	Spok Holdings Inc	293,016
12,100	TechTarget Inc (a)	108,053
10,100	TeleCommunication Systems Inc Class A (a)	33,431
16,600	United Online Inc (a)	260,122

		7,032,097

Consumer, Cyclical — 9.20%
19,000	American Axle & Manufacturing Holdings Inc (a)	397,290
10,100	Big Lots Inc	454,399
21,400	Boyd Gaming Corp (a)	319,930
18,700	Build-A-Bear Workshop Inc (a)	299,013
3,200	Caesars Entertainment Corp (a)(b)	19,584
2,300	Cherokee Inc (a)	64,814
11,800	China Automotive Systems Inc (a)(b)	99,356
9,400	Citi Trends Inc (a)	227,480
11,200	Cooper Tire & Rubber Co	378,896
8,700	DineEquity Inc	862,083
47,600	Isle of Capri Casinos Inc (a)	863,940
3,000	Liberty TripAdvisor Holdings Inc Class A (a)	96,660
56,400	Meritor Inc (a)	739,968
5,800	Outerwall Inc (b)	441,438
6,200	Perry Ellis International Inc (a)	147,374
22,900	Ruby Tuesday Inc (a)	143,583
20,400	Tower International Inc (a)	531,420
12,300	Trans World Entertainment Corp (a)(b)	45,018

Shares		Fair Value

Consumer, Cyclical — (continued)
300	Vail Resorts Inc	$32,760

		6,165,006

Consumer, Non-cyclical — 19.03%
132,600	ACCO Brands Corp (a)	1,030,302
11,700	Alliance HealthCare Services Inc (a)	218,673
5,300	Apollo Education Group Inc Class A (a)	68,264
50,700	ARC Document Solutions Inc (a)	385,827
2,900	BioSpecifics Technologies Corp (a)	149,640
4,200	Cal-Maine Foods Inc	219,240
12,900	Central Garden & Pet Co Class A (a)	147,189
11,800	CRA International Inc (a)	328,866
5,200	CSS Industries Inc	157,300
19,500	Cumberland Pharmaceuticals Inc (a)	139,425
60,800	Dean Foods Co	983,136
3,800	DeVry Education Group Inc	113,924
5,500	Eagle Pharmaceuticals Inc (a)	444,730
4,600	Ennis Inc (a)	85,514
15,500	Farmer Bros Co (a)	364,250
17,100	Hackett Group Inc	229,653
700	Health Net Inc (a)	44,884
6,300	Heidrick & Struggles International Inc	164,304
33,100	Infinity Pharmaceuticals Inc (a)	362,445
40,000	Information Services Group Inc (b)	191,200
9,700	Insperity Inc	493,730
2,200	John B Sanfilippo & Son Inc	114,180
44,100	K12 Inc (a)	557,865
9,400	LHC Group Inc (a)	359,550
5,200	MacroGenics Inc (a)	197,444
10,400	Merit Medical Systems Inc (a)	224,016
20,100	MGP Ingredients Inc	338,082
48,700	Monster Worldwide Inc (a)	318,498
5,900	NewLink Genetics Corp (a)(b)	261,193
23,000	Omega Protein Corp (a)	316,250
1,300	Orthofix International NV (a)	43,056
1,500	Quad/Graphics Inc	27,765
48,600	RadNet Inc (a)	325,134
21,300	Repligen Corp (a)	879,051
51,500	RPX Corp (a)	870,350
4,700	RR Donnelley & Sons Co (b)	81,921
8,100	Sanderson Farms Inc (b)	608,796
24,200	SciClone Pharmaceuticals Inc (a)	237,644
31,500	Sucampo Pharmaceuticals Inc Class A (a)	517,545
16,400	SUPERVALU Inc (a)	132,676
2,700	Volt Information Sciences Inc (a)	26,217

		12,759,729

Energy — 3.70%
600	Adams Resources & Energy Inc	26,760
4,700	Bill Barrett Corp (a)(b)	40,373
8,300	Clayton Williams Energy Inc (a)	545,725

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Energy — (continued)
22,800	Green Plains Inc	$628,140
4,800	Gulf Island Fabrication Inc	53,616
1,500	Newfield Exploration Co (a)	54,180
73,600	Pioneer Energy Services Corp (a)	466,624
10,500	REX American Resources Corp (a)	668,220

		2,483,638

Financial — 36.75%
12,300	Access National Corp	239,112
44,800	Ambac Financial Group Inc (a)	745,472
9,900	American Assets Trust Inc REIT	388,179
11,700	AmTrust Financial Services Inc (b)	766,467
135,600	Anworth Mortgage Asset Corp REIT	668,508
47,100	Arbor Realty Trust Inc REIT	318,396
11,300	Aspen Insurance Holdings Ltd	541,270
400	BancFirst Corp	26,180
34,500	Banco Latinoamericano de Comercio Exterior SA	1,110,210
3,200	C&F Financial Corp	118,560
17,400	Cardinal Financial Corp	379,146
54,400	Cedar Realty Trust Inc REIT	348,160
6,200	Central Pacific Financial Corp	147,250
3,100	Century Bancorp Inc Class A	126,046
23,500	Charter Financial Corp	291,635
3,600	Citizens & Northern Corp	73,980
13,100	CoreSite Realty Corp REIT	595,264
7,400	CVB Financial Corp	130,314
30,900	CyrusOne Inc REIT	910,005
23,200	DiamondRock Hospitality Co REIT	297,192
36,300	DuPont Fabros Technology Inc REIT	1,069,035
10,500	Equity LifeStyle Properties Inc REIT	552,090
4,100	Federated National Holding Co	99,220
79,100	FelCor Lodging Trust Inc REIT	781,508
700	First Business Financial Services Inc	32,816
7,500	First Defiance Financial Corp	281,475
22,400	First Interstate BancSystem Inc Class A	621,376
14,400	First Merchants Corp	355,680
30,900	First Niagara Financial Group Inc	291,696
17,400	Flagstar Bancorp Inc (a)	321,552
4,500	Getty Realty Corp REIT	73,620
5,100	Hatteras Financial Corp REIT	83,130
600	HCI Group Inc (b)	26,526
42,600	Higher One Holdings Inc (a)	127,374
4,600	Horizon Bancorp	114,816
22,400	International FCStone Inc (a)	744,576
38,600	Investment Technology Group Inc	957,280
27,900	Janus Capital Group Inc (b)	477,648
13,200	Lakeland Financial Corp	572,484
7,500	MainSource Financial Group Inc	164,625
8,700	MBIA Inc (a)	52,287
1,200	Merchants Bancshares Inc	39,684
1,600	Meta Financial Group Inc	68,672
4,100	Monarch Financial Holdings Inc (b)	51,455

Shares		Fair Value

Financial — (continued)
5,200	National Health Investors Inc REIT	$323,960
46,200	National Penn Bancshares Inc	521,136
10,900	Nelnet Inc Class A	472,079
5,600	Ocwen Financial Corp (a)(b)	57,120
16,200	OFG Bancorp	172,854
9,400	Orrstown Financial Services Inc	152,092
3,800	PennyMac Financial Services Inc Class A (a)	68,856
1,900	Piedmont Office Realty Trust Inc REIT (b)	33,421
1,400	Preferred Bank	42,070
65,000	Radian Group Inc	1,219,400
3,700	Regional Management Corp (a)	66,082
3,400	Republic Bancorp Inc Class A	87,380
18,200	RLJ Lodging Trust REIT	541,996
1,400	S&T Bancorp Inc	41,426
4,936	Security National Financial Corp Class A (b)	33,219
400	Simmons First National Corp Class A	18,672
17,700	Southwest Bancorp Inc	329,397
4,100	Sovran Self Storage Inc REIT	356,331
3,300	St Joe Co (a)	51,249
1,500	Stock Yards Bancorp Inc	56,685
10,800	Suffolk Bancorp	277,128
25,800	Summit Hotel Properties Inc REIT	335,658
13,600	United Community Banks Inc	283,832
38,400	Universal Insurance Holdings Inc	929,280
15,600	Walker & Dunlop Inc (a)	417,144
4,200	Washington Federal Inc	98,070
3,900	Washington Trust Bancorp Inc	153,972
17,000	West Bancorporation Inc	337,280
77,900	Wilshire Bancorp Inc	983,877

		24,643,637

Industrial — 8.09%
13,100	ArcBest Corp	416,580
15,900	Argan Inc	641,247
19,100	Atlas Air Worldwide Holdings Inc (a)	1,049,736
16,800	Covenant Transportation Group Inc Class A (a)	421,008
12,000	Ducommun Inc (a)	308,040
10,500	Kadant Inc	495,600
2,000	Lawson Products Inc (a)	46,960
8,500	Multi-Fineline Electronix Inc (a)	185,810
8,500	PAM Transportation Services Inc (a)	493,425
1,201	SL Industries Inc (a)	46,370
20,100	Teekay Tankers Ltd Class A	132,861
21,700	TTM Technologies Inc (a)	216,783
11,300	USA Truck Inc (a)	239,899
8,200	Willis Lease Finance Corp (a)	150,634
17,500	Xerium Technologies Inc (a)	318,500
33,100	ZAGG Inc (a)	262,152

		5,425,605

See Notes to Financial Statements. Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares		Fair Value

Technology — 3.92%
9,000	Alpha & Omega Semiconductor Ltd (a)	$78,660
6,400	Convergys Corp	163,136
2,400	DST Systems Inc	302,352
12,200	Leidos Holdings Inc	492,514
64,100	Merge Healthcare Inc (a)	307,680
10,100	NCI Inc Class A	104,333
15,800	Pericom Semiconductor Corp	207,770
17,700	Rovi Corp (a)	282,315
20,900	Sigma Designs Inc (a)	249,337
11,600	Tessera Technologies Inc	440,568

		2,628,665

Utilities — 4.33%
6,500	Chesapeake Utilities Corp	350,025
15,800	El Paso Electric Co	547,628
29,700	Ormat Technologies Inc (b)	1,119,096
4,200	SJW Corp	128,898
14,200	Southwest Gas Corp	755,582

		2,901,229

TOTAL COMMON STOCK — 97.37% (Cost $58,737,257)		$65,286,569

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.49%
$ 1,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/01/2015	1,000,000

U.S. Treasury Bonds and Notes — 0.19%
125,000	U.S. Treasury Bills(c)
	0.10%, 09/10/2015	124,977

Repurchase Agreements — 5.08%
809,798	Undivided interest of 0.95% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,752) with HSBC Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $809,798 on 7/1/15 collateralized by various U.S. Government Agency securities, 0.00% - 9.38%, 7/15/15 - 1/15/37, with a value of $86,800,807. (d)	809,798

Principal Amount		Fair Value

Repurchase Agreements — (continued)
$ 809,799	Undivided interest of 0.95% in a repurchase agreement (principal amount/value $85,098,516 with a maturity value of $85,098,847) with Citigroup Global Markets Inc, 0.14%, dated 6/30/15 to be repurchased at $809,799 on 7/1/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.50%, 11/15/16 - 7/1/45, with a value of $86,800,489. (d)	$809,799

809,799	Undivided interest of 2.13% in a repurchase agreement (principal amount/value $38,013,228 with a maturity value of $38,013,376) with Merrill Lynch, Pierce, Fenner & Smith, 0.14%, dated 6/30/15 to be repurchased at $809,799 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.18% - 6.00%, 6/1/25 - 6/20/61, with a value of $38,773,492. (d)	809,799

170,473	Undivided interest of 29.07% in a repurchase agreement (principal amount/value $586,391 with a maturity value of $586,393) with TD Securities (USA) Inc, 0.10%, dated 6/30/15 to be repurchased at $170,473 on 7/1/15 collateralized by U.S. Treasury securities, 0.25% - 7.25%, 9/30/15 - 11/15/44, with a value of $598,119. (d)	170,473

809,799	Undivided interest of 6.55% in a repurchase agreement (principal amount/value $12,368,916 with a maturity value of $12,368,950) with RBC Capital Markets Corp, 0.10%, dated 6/30/15 to be repurchased at $809,799 on 7/1/15 collateralized by various U.S. Government Agency securities, 2.38% - 6.50%, 3/1/19 - 2/20/65, with a value of $12,616,294. (d)	809,799

		3,409,668

TOTAL SHORT TERM INVESTMENTS — 6.76% (Cost $4,534,645)		$4,534,645

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

TOTAL INVESTMENTS — 104.13% (Cost $63,271,902)	$69,821,214

OTHER ASSETS & LIABILITIES, NET — (4.13)%	$(2,770,770)

TOTAL NET ASSETS — 100.00%	$67,050,444

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2015.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At June 30, 2015, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation

Russell 2000 Mini Long Futures	12	USD	$ 1,500,480	September 2015	$ (29,545)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West Invesco Small Cap Value Fund

ASSETS:
Investments in securities, fair value (including $3,336,938 of securities on loan)(a)	$66,411,546
Repurchase agreements, fair value(b)	3,409,668
Cash	742,902
Subscriptions receivable	26,851
Receivable for investments sold	116,636
Variation margin on futures contracts	5,903
Dividends receivable	110,917

Total Assets	70,824,423

LIABILITIES:
Payable to investment adviser	63,174
Payable for administrative services fees	2,920
Payable upon return of securities loaned	3,409,668
Redemptions payable	48,964
Payable for investments purchased	249,253

Total Liabilities	3,773,979

NET ASSETS	$67,050,444

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$658,636
Paid-in capital in excess of par	54,400,596
Net unrealized appreciation	6,519,767
Undistributed net investment income	60,231
Accumulated net realized gain	5,411,214

NET ASSETS	$67,050,444

NET ASSETS BY CLASS
Initial Class	$9,304,863

Institutional Class	$57,745,581

CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	839,826
Institutional Class	5,746,538

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.08

Institutional Class	$10.05

(a) Cost of investments	$59,862,234
(b) Cost of repurchase agreements	$3,409,668

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West Invesco Small Cap Value Fund

INVESTMENT INCOME:
Interest	$111
Income from securities lending	57,725
Dividends	521,321
Foreign withholding tax	(522)

Total Income	578,635

EXPENSES:
Management fees	442,551
Administrative services fees - Initial Class	5,590

Total Expenses	448,141

NET INVESTMENT INCOME	130,494

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	5,245,659
Net realized gain on futures contracts	130,501

Net Realized Gain	5,376,160

Net change in unrealized depreciation on investments	(4,757,608)
Net change in unrealized depreciation on futures contracts	(45,935)

Net Change in Unrealized Depreciation	(4,803,543)

Net Realized and Unrealized Gain	572,617

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$703,111

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Invesco Small Cap Value Fund

OPERATIONS:
Net investment income	$130,494	$209,656
Net realized gain	5,376,160	9,270,907
Net change in unrealized depreciation	(4,803,543)	(3,144,406)

Net Increase in Net Assets Resulting from Operations	703,111	6,336,157

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(5,139)	(3,104,763)
Institutional Class	(65,124)	N/A

From net investment income	(70,263)	(3,104,763)

From net realized gains
Initial Class	–	(8,489,347)

From net realized gains	0	(8,489,347)

Total Distributions	(70,263)	(11,594,110)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	4,732,875	16,704,288
Institutional Class	60,284,228	N/A
Shares issued in reinvestment of distributions
Initial Class	5,139	11,594,110
Institutional Class	65,124	N/A
Shares redeemed
Initial Class	(69,212,642)	(21,272,260)
Institutional Class	(2,915,062)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,040,338)	7,026,138

Total Increase (Decrease) in Net Assets	(6,407,490)	1,768,185

NET ASSETS:
Beginning of period	73,457,934	71,689,749

End of period(a)	$67,050,444	$73,457,934

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	427,151	1,377,914
Institutional Class	6,025,330	N/A
Shares issued in reinvestment of distributions
Initial Class	454	1,018,932
Institutional Class	6,341	N/A
Shares redeemed
Initial Class	(6,275,750)	(1,716,363)
Institutional Class	(285,133)	N/A

Net Increase (Decrease)	(101,607)	680,483

(a) Including undistributed net investment income:	$60,231	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Invesco Small Cap Value Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.98		$11.93		$10.58		$9.65		$11.06	$8.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	(a)	0.04	(a)	0.13	(a)	0.16	(a)	0.06	0.07
Net realized and unrealized gain (loss)	0.10		0.99		3.59		1.62		(0.73)	2.61

Total From Investment Operations	0.11		1.03		3.72		1.78		(0.67)	2.68

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.53)		(1.13)		(0.30)		(0.06)	(0.07)
From net realized gains	–		(1.45)		(1.24)		(0.55)		(0.68)	–

Total Distributions	(0.01)		(1.98)		(2.37)		(0.85)		(0.74)	(0.07)

NET ASSET VALUE, END OF PERIOD	$11.08		$10.98		$11.93		$10.58		$9.65	$11.06

TOTAL RETURN(b)	0.96%	(c)	8.53%		35.65%		18.58%		(6.02%)	31.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$9,305		$73,458		$71,690		$64,357		$59,900	$71,817
Ratio of expenses to average net assets	1.40%	(d)	1.40%		1.40%		1.40%		1.40%	1.40%
Ratio of net investment income to average net assets	0.21%	(d)	0.29%		1.09%		1.54%		0.53%	0.50%
Portfolio turnover rate(e)	41%	(c)	90%		100%		104%		127%	86%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Period Ended June 30, 2015 (Unaudited)	(a)

Great-West Invesco Small Cap Value Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain	0.05

Total From Investment Operations	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.01)

Total Distributions	(0.01)

NET ASSETS VALUE, END OF PERIOD	$10.05

TOTAL RETURN(c)	0.61%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$57,746
Ratio of expenses to average net assets	1.05%	(e)
Ratio of net investment income to average net assets	0.81%	(e)
Portfolio turnover rate(f)	41%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not

  Semi-Annual Report - June 30, 2015

available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  Semi-Annual Report - June 30, 2015

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Common Stock	$65,286,569 $	— $	— $	65,286,569
Short Term Investments	—	4,534,645	—	4,534,645

Total Assets	$65,286,569 $	4,534,645 $	0 $	69,821,214

Liabilities

Other Financial Investments:
Futures Contracts(a)	$(29,545) $	— $	— $	(29,545)

Total Liabilities	$(29,545) $	0 $	0 $	(29,545)

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

  Semi-Annual Report - June 30, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$63,345,720

Gross unrealized appreciation on investments	10,081,779
Gross unrealized depreciation on investments	(3,606,285)

Net unrealized appreciation on investments	$6,475,494

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

  Semi-Annual Report - June 30, 2015

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 9 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2015 is as follows:

Liability Derivatives

Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized depreciation	$(29,545)(a)

(a) Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)

Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$130,501	Net change in unrealized depreciation on futures contracts	$(45,935)

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.05% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.40% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $27,717,119 and $35,833,139, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

  Semi-Annual Report - June 30, 2015

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2015 the Fund had securities on loan valued at $3,336,938 and received collateral of $3,409,668 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Invesco Advisers, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Invesco Small Cap Value Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2014 and was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2014 (the first quartile being the best performers and the fourth quartile being the worst performers). Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that, although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were above the average and median management fees of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was less than the average and median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that, although the Fund’s total annual operating expense ratio was above the average and median of its peer universe, the Fund’s total annual operating expense ratio was below the average and median of its peer group and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted the Sub-Adviser’s representation that the fee charged to GWCM is consistent with the fees charged for similar services provided by the Sub-Adviser.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015